Income Taxes - Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Non-cash charge to income tax provision	$ 200
Valuation allowance balance	$ 1,039	$ 851